UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [ ]; Amendment Number:
The Amendment (check only one): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment manager Filing this Report:

Name:      Select Equity Group, Inc.

Address:   380 Lafayette St., 6th Floor
           New York, NY  10003

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:


Name:     George S. Loening
Title:    President
Phone:    212-475-8335

Signature, place and date of signing:



                              New York, New York        February 14, 2002

Report Type (check only one):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE


Select Equity Group, Inc.

Report Summary:

Number of Other Included managers:               0
Form 13F Information Table Entry Total:         62
Form 13F Information Table Value Total:   $422,078 (Thousands)


List of Other Included Managers:

   None

                           FORM 13F INFORMATION TABLE

Select Equity Group, Inc.


           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6    COLUMN 7            COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ------- ------------ --------------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVENT SOFTWARE INC		 COM			007974108	14,691  294,100 SH	 SOLE			     294,100
BARRA INC                      COM              068313105   19,068  404,922 SH       SOLE                  404,922
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      454       60 SH       SOLE                       60
CATALINA MARKETING CORP.	 COM			148867104    9,452  272,385 SH	 SOLE			     272,385
CERIDIAN CORP.			 COM			15677T106	18,702  997,450 SH	 SOLE			     997,450
C H ROBINSON WRLDWD INC		 COM			12541W100	12,795  442,508 SH	 SOLE			     442,508
CHEMED CORP                    COM              163596109   28,248  833,271 SH       SOLE                  833,271
DIONEX CORP                    COM              254546104    9,294  360,320 SH       SOLE                  360,320
EGL INC				 COM			268484102	25,454 1,824,550SH       SOLE			   1,824,550
ETHAN ALLEN INTERIORS INC	 COM			297602104	16,705  401,695 SH	 SOLE	      	     401,695
FAIR ISAAC & CO INC            COM              303250104   13,384  212,386 SH       SOLE                  212,386
FIRST AMERICAN CORP		 COM			318522307	14,642  781,375 SH	 SOLE	                 781,375
FRANKLIN ELECTRIC INC          COM              353514102   10,309  125,726 SH       SOLE                  125,726
HUB GROUP INC                  CL A             443320106    4,837  461,496 SH       SOLE                  461,496
IDEXX LABS INC			 COM			45168D104	16,317  572,325 SH	 SOLE			     572,325
INSTINET GROUP INC		 COM			457750107    3,273  325,700 SH	 SOLE			     325,700
INTERNATIONAL SPEEDWAY         CL A             460335201   26,610  680,550 SH       SOLE                  680,550
INVESTMENT TECHNOLOGY GROUP    COM              46145F105   22,909  586,348 SH       SOLE                  586,348
MARKEL CORP		             COM              570535104   22,422  124,803 SH       SOLE                  124,803
MEREDITH CORPORATION           COM              589433101   14,111  395,855 SH       SOLE                  395,855
MOODY'S INVESTOR SERVICES      COM              615369105   36,975  929,350 SH       SOLE                  929,350
ON ASSIGNMENT INC		       COM              682159108   12,954  563,975 SH       SOLE                  563,975
PENTON MEDIA INC               COM              709668107    8,801 1,406,025SH       SOLE                1,406,025
STRAYER EDUCATION INC          COM              863236105    7,870  161,526 SH       SOLE                  161,526
TECHNE CORP				 COM			878377100	18,701  507,500 SH	 SOLE			     507,500
ATWOOD OCEANICS INC		 COM			050095108	   366   10,500 SH	 SOLE				10,500
AIR METHODS CORP			 COM			009128307	   179   28,800 SH	 SOLE				28,800
BERKSHIRE HATHAWAY INC		 CL B			084670207	 1,616      640 SH	 SOLE				   640
BOSTON PRVT FIN HLDGS INC	 COM			101119105	   324   14,700 SH	 SOLE				14,700
CASS INFO SYSTEM INC	       COM              14808P109      730   29,800 SH       SOLE                   29,800
CLAYTON HOMES INC			 COM			184190106	   359   21,000 SH	 SOLE				21,000
COMPUTER SERVICES INC. KY      COM              20539A105      444   12,600 SH       SOLE                   12,600
FLORIDA EAST COAST INDU        CL A             340632108      208    9,000 SH       SOLE                    9,000
GRUPO AEROPORTUARIO DEL		 SPON ADR SER B	40051E202	   323   21,000 SH	 SOLE				21,000
HOWELL CORP                    COM              443051107      627   60,260 SH       SOLE                   60,260
KIRBY CORP				 COM			497266106	 1,411   51,200 SH	 SOLE				51,200
LANDSTAR SYSTEMS INC		 COM			515098101	   378    5,200 SH	 SOLE				 5,200
MATTHEWS INTL CORP		 CL A			577128101	 1,549   63,000 SH	 SOLE				63,000
MIDLAND CO			  	 COM			597486109	   453   10,350 SH	 SOLE				10,350
NEW YORK COMMUNITY BNK CORP    COM              649445103      929   40,650 SH       SOLE                   40,650
OHIO CASUALTY CORP		 COM			677240103	 1,514   94,300 SH	 SOLE				94,300
OMEGA PROTEIN CORP             COM              68210P107      330  108,300 SH       SOLE                  108,300
SKYLINE CORP			 COM			830830105	   342   10,600 SH	 SOLE				10,600
TEXAS PACIFIC LAND TRUST	SUB CTF PROP I T  882610108	   302    8,200 SH       SOLE				 8,200
THERMO ELECTRON			 COM			883556102	   251   10,500 SH	 SOLE				10,500
TOOTSIE ROLL INDUSTRIES		 COM			90385D107	   368    9,400 SH	 SOLE				 9,400
ULTIMATE SOFTWARE GROUP INC	 COM			90385D107	   835  214,650 SH	 SOLE			     214,650
VAN DER MOOLEN HLDGS NV		 SPON ADR		921020103	 1,962   67,000 SH	 SOLE				67,000
VARIAN INC				 COM			922206107	   306    9,450 SH	 SOLE				 9,450
WASHINGTON POST CO		 CL B			939640108	 1,060    2,000 SH	 SOLE				 2,000
GENERAL ELECTRIC CO            COM              369604953      192    4,800 SH  PUT  SOLE                    4,800
QWEST COMMUNICATIONS INTL INC  COM              749121959       49    3,500 SH  PUT  SOLE                    3,500
AFFILIATED MANAGERS GRP INC	 COM			008252108	 1,057   15,000 SH	 SOLE				15,000
BISYS GROUP INC			 COM			055472104	   640   10,000 SH	 SOLE				10,000
BEAZER HOMES USA INC	 	 COM			07556Q105	 1,463   20,000 SH	 SOLE			      20,000
CSG SYSTEMS INTL INC		 COM			126349109	   809   20,000 SH	 SOLE			      20,000
EXPEDITERS INTL OF WASH INC  	 COM	   	 	302130109    2,848   50,000 SH	 SOLE				50,000
FIRST HEALTH INC			 COM			320960107	 3,958  160,000 SH	 SOLE			     160,000
IMS HEALTH INC			 COM			449934108	 1,853   95,000 SH	 SOLE				95,000
JONES APPAREL GROUP INC		 COM			480074103	   663   20,000 SH	 SOLE				20,000
LABRANCHE & CO INC		 COM			505447102	 1,034   30,000 SH	 SOLE				30,000
NAVIGATORS GROUP INC		 COM			638904102	 1,368   68,500 SH	 SOLE				68,500

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